UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810
                                                      --------

                             OPPENHEIMER GLOBAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.2%
--------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.6%
Bayerische Motoren Werke AG                                                               2,840,850    $      162,943,798
--------------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                       89,019           113,626,575
--------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                        2,601,812           170,664,645
                                                                                                       -------------------
                                                                                                              447,235,018
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
Carnival Corp.                                                                            4,464,332           218,975,485
--------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                             2,377,582           109,844,288
--------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                          2,501,800           110,904,794
                                                                                                       -------------------
                                                                                                              439,724,567
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Koninklijke (Royal) Philips Electronics NV                                                5,330,846           201,045,832
--------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                4,618,428           197,924,312
                                                                                                       -------------------
                                                                                                              398,970,144
--------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Home Retail Group                                                                         2,673,742            21,464,066
--------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy Holdings, Inc.                                                                 1,027,800            27,723,524
--------------------------------------------------------------------------------------------------------------------------
MEDIA--4.9%
Getty Images, Inc. 1                                                                      1,063,000            45,517,660
--------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                          7,532,388           203,449,800
--------------------------------------------------------------------------------------------------------------------------
Pearson plc                                                                               4,870,247            73,346,351
--------------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                            14,000,000            39,067,645
--------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                           32,477,400           114,969,996
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                     3,470,700           118,940,889
--------------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                             6,241,370            84,382,472
--------------------------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                                                       19,016,242           165,263,175
                                                                                                       -------------------
                                                                                                              844,937,988
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
H&M Hennes & Mauritz AB, B Shares                                                         6,647,906           334,778,773
--------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                             3,000,200           161,623,869
--------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                             3,498,978           137,299,897
                                                                                                       -------------------
                                                                                                              633,702,539
--------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Bulgari SpA                                                                               5,978,800            84,842,057
--------------------------------------------------------------------------------------------------------------------------
Burberry Group plc                                                                        6,030,519            75,794,118
--------------------------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                                             2,290,600            98,404,176
--------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                         2,046,500           215,139,910
                                                                                                       -------------------
                                                                                                              474,180,261
--------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
--------------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.4%
Companhia de Bebidas das Americas, ADR, Preference                                        2,180,210           106,394,248
--------------------------------------------------------------------------------------------------------------------------
Diageo plc                                                                                4,925,099            96,673,619
--------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                                 11,155,146           129,436,041
--------------------------------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                                          15,408,976            85,296,377
                                                                                                       -------------------
                                                                                                              417,800,285


                           1 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Seven & I Holdings Co. Ltd.                                                               1,357,543    $       42,207,547
--------------------------------------------------------------------------------------------------------------------------
Tesco plc                                                                                17,738,508           140,489,622
--------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     3,363,500           155,326,430
                                                                                                       -------------------
                                                                                                              338,023,599
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                                                                    16,748,615           179,216,378
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.6%
Colgate-Palmolive Co.                                                                     1,581,400           103,170,536
--------------------------------------------------------------------------------------------------------------------------
Hindustan Lever Ltd.                                                                     18,225,796            89,111,212
--------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                     5,472,309           250,080,653
                                                                                                       -------------------
                                                                                                              442,362,401
--------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Avon Products, Inc.                                                                       2,323,300            76,761,832
--------------------------------------------------------------------------------------------------------------------------
ENERGY--6.1%
--------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
GlobalSantaFe Corp.                                                                       2,537,316           149,143,434
--------------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                2,705,910           185,739,978
--------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                        2,356,432           190,611,784
                                                                                                       -------------------
                                                                                                              525,495,196
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.1%
BP plc, ADR                                                                               1,980,458           132,888,732
--------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                             1,603,116           117,877,119
--------------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                                        2,817,083           188,522,195
--------------------------------------------------------------------------------------------------------------------------
Neste Oil Oyj                                                                               423,700            12,880,748
--------------------------------------------------------------------------------------------------------------------------
Total SA                                                                                  1,031,672            74,425,285
                                                                                                       -------------------
                                                                                                              526,594,079
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS--14.8%
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.7%
3i Group plc                                                                              2,229,818            44,074,193
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                       3,355,156           234,737,012
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                            2,303,502           187,574,168
--------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                      2,702,644           164,023,464
                                                                                                       -------------------
                                                                                                              630,408,837
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.4%
HSBC Holdings plc                                                                         9,272,583           169,994,772
--------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                            1,078,400            45,012,416
--------------------------------------------------------------------------------------------------------------------------
Resona Holdings, Inc.                                                                        23,822            65,057,351
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                    7,203,378           279,951,438
--------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                     907,205           153,492,108
--------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                         3,463            35,328,748
                                                                                                       -------------------
                                                                                                              748,836,833
--------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Credit Saison Co. Ltd.                                                                    3,133,156           107,329,577
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Investor AB, B Shares                                                                     4,293,594           104,886,261
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                      1,760,240            85,019,592
                                                                                                       -------------------
                                                                                                              189,905,853


                           2 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
ACE Ltd.                                                                                  1,799,251    $      108,980,633
--------------------------------------------------------------------------------------------------------------------------
Allianz SE                                                                                1,059,411           216,636,998
--------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                                            28,150           103,197,900
--------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                       491,818            48,252,264
--------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                  2,600,000            87,733,139
--------------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                           11,762,879           161,105,356
--------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                    1,193,400            85,948,668
                                                                                                       -------------------
                                                                                                              811,854,958
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Realogy Corp. 1                                                                           1,633,950            49,541,364
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.4%
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
Amgen, Inc. 1                                                                             1,165,966            79,647,137
--------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                           863,952            70,092,426
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                   1,973,602           128,145,978
--------------------------------------------------------------------------------------------------------------------------
NicOx SA 1                                                                                  757,940            22,720,818
--------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc. 1                                                                              894,180             3,576,720
--------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                                                           801,562            16,087,349
--------------------------------------------------------------------------------------------------------------------------
Theravance, Inc. 1                                                                        1,258,800            38,884,332
                                                                                                       -------------------
                                                                                                              359,154,760
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Biomet, Inc.                                                                              2,574,800           106,261,996
--------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                 6,630,857           113,918,123
--------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           1,188,750            63,610,013
--------------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                        8,660,247            90,378,706
--------------------------------------------------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                                                                      960,000            16,018,831
                                                                                                       -------------------
                                                                                                              390,187,669
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Express Scripts, Inc. 1                                                                     839,800            60,129,680
--------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                   1,332,894            70,643,382
                                                                                                       -------------------
                                                                                                              130,773,062
--------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Affymetrix, Inc. 1                                                                        1,500,000            34,590,000
--------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1                                                                     1,260,528            19,172,631
                                                                                                       -------------------
                                                                                                               53,762,631
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.9%
AtheroGenics, Inc. 1,3                                                                    3,500,000            34,685,000
--------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. 4                                                          2,959,082            61,044,043
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           653,400            43,137,468
--------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                               1,561,448            89,731,789
--------------------------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                                                      647,000            53,889,941
--------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                         1,205,648           216,195,394
--------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                         2,856,803           263,789,017
--------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                       4,470,380            87,587,363
                                                                                                       -------------------
                                                                                                              850,060,015


                           3 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.5%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.3%
Boeing Co.                                                                                1,296,884    $      115,215,175
--------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                 3,724,596           154,310,012
--------------------------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.                                                   5,574,650           192,064,372
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                     1,038,810            95,643,237
--------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                    1,157,100            78,335,670
--------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                              1,910,684           100,884,115
                                                                                                       -------------------
                                                                                                              736,452,581
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Experian Group Ltd. 1                                                                     3,003,185            35,251,687
--------------------------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                                            1,350,500            70,018,781
                                                                                                       -------------------
                                                                                                              105,270,468
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co.                                                                      3,874,620           170,831,996
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.9%
3M Co.                                                                                    2,087,000           162,639,910
--------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                                                    6,369,920            64,520,569
--------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                2,786,387           278,068,586
                                                                                                       -------------------
                                                                                                              505,229,065
--------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Fanuc Ltd.                                                                                  486,100            47,672,220
--------------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd. 1                                                         413,807            55,884,993
                                                                                                       -------------------
                                                                                                              103,557,213
--------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Avis Budget Group, Inc.                                                                     613,580            13,308,550
--------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.8%
--------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.6%
Cisco Systems, Inc. 1                                                                     2,859,399            78,147,375
--------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                           7,883,298           147,496,506
--------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                  8,271,692           156,665,846
--------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                              224,046             8,466,698
--------------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                              4,959,162            74,762,835
--------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                               163,033,436           658,473,186
                                                                                                       -------------------
                                                                                                            1,124,012,446
--------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Benq Corp. 1                                                                             53,409,000            28,601,720
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Hoya Corp.                                                                                2,833,616           110,482,570
--------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                               377,551            93,558,918
--------------------------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                                               929,300            87,616,033
--------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                             2,319,204           156,880,738
--------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                 642,308            49,655,339
                                                                                                       -------------------
                                                                                                              498,193,598
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. 1                                                                              8,264,808           248,522,777


                           4 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Yahoo!, Inc. 1                                                                            1,156,600    $       29,539,564
                                                                                                       -------------------
                                                                                                              278,062,341
--------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.4%
Automatic Data Processing, Inc.                                                           4,034,200           198,684,350
--------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                                 4,368,193           220,411,499
                                                                                                       -------------------
                                                                                                              419,095,849
--------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc. 4                                                                             1,231,182            69,731,286
--------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
Advanced Micro Devices, Inc. 1                                                            9,279,942           188,846,820
--------------------------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                                            5,381,718           105,912,210
--------------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                              2,662,068            46,107,018
--------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                           1,635,000            62,996,550
--------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                   1,651,530            50,074,390
--------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                           3,804,855           116,504,660
--------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                           11,826,300           122,309,747
--------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                     174,424           114,235,141
--------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                              51,499,518           106,681,524
--------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                              3,595,800            85,615,998
                                                                                                       -------------------
                                                                                                              999,284,058
--------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.9%
Adobe Systems, Inc. 1                                                                     5,312,800           218,462,336
--------------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                                2,500,000            65,543,465
--------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                            4,347,800           132,651,378
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          10,373,102           309,740,826
--------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                           383,800            99,654,804
--------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                    3,555,080           189,310,180
                                                                                                       -------------------
                                                                                                            1,015,362,989
--------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.4%
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Arkema 1                                                                                    603,274            31,001,857
--------------------------------------------------------------------------------------------------------------------------
Syngenta AG 1                                                                               218,195            40,594,835
                                                                                                       -------------------
                                                                                                               71,596,692
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
KDDI Corp.                                                                                   24,477           165,984,110
--------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                                  6,113,336           161,881,137
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                      119,862,879           330,638,535
                                                                                                       -------------------
                                                                                                              658,503,782
--------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                                                                3,753,300           106,819,546
                                                                                                       -------------------
Total Common Stocks (Cost $11,274,949,456)                                                                 17,019,921,616


                           5 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.6%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25% 3,5
(Cost $103,435,269)                                                                     103,435,269    $      103,435,269

                                                                                          PRINCIPAL
                                                                                             AMOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.4% 6
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
Undivided interest of 1.60% in joint repurchase agreement (Principal
Amount/Value $4,100,000,000, with a maturity value of $4,102,437,222) with
Nomura Securities, 5.35%, dated 12/29/06, to be repurchased at $65,699,031 on
1/2/07, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-5/1/46,
with a value of $4,182,000,000 (Cost $65,660,000)                               $        65,660,000            65,660,000
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $11,444,044,725)                                            100.2%       17,189,016,885
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (0.2)          (34,918,688)

                                                                                ------------------------------------------
NET ASSETS                                                                                    100.0%   $   17,154,098,197
                                                                                ==========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2006 was $16,018,831, which represents 0.09% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES          GROSS               GROSS                SHARES
                                  SEPTEMBER 30, 2006      ADDITIONS          REDUCTIONS     DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------
AtheroGenics, Inc.                         2,500,000      1,000,000                  --             3,500,000

Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%*                        --    606,256,546         502,821,277           103,435,269

Swiss Medical SA                             960,000             --                  --               960,000

                                                                                                     DIVIDEND
                                                                                  VALUE                INCOME
--------------------------------------------------------------------------------------------------------------
AtheroGenics, Inc.                                                      $    34,685,000        $           --

Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%*                                                  103,435,269             1,696,004

Swiss Medical SA                                                             16,018,831                    --
                                                                        --------------------------------------
                                                                        $   154,139,100        $    1,696,004
                                                                        ======================================

* The money market fund and the Fund are affiliated by having the same investment advisor.

4. Partial or fully-loaned security. See accompanying Notes.

5. Rate shown is the 7-day yield as of December 31, 2006.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                           6 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                      VALUE        PERCENT
--------------------------------------------------------------------------------
United States                                 $  6,310,076,267           36.7 %
United Kingdom                                   2,165,730,698           12.6
Japan                                            1,811,665,374           10.6
Sweden                                           1,098,138,220            6.4
Germany                                            960,586,137            5.6
France                                             946,308,973            5.5
Switzerland                                        581,259,030            3.4
India                                              519,798,302            3.0
Mexico                                             418,182,218            2.4
The Netherlands                                    393,110,204            2.3
Korea, Republic of South                           332,001,271            1.9
Canada                                             276,255,334            1.6
Brazil                                             260,704,260            1.5
Taiwan                                             257,592,991            1.5
Cayman Islands                                     194,929,301            1.1
Spain                                              161,623,869            1.0
Finland                                            119,700,294            0.7
Italy                                               84,842,057            0.5
Norway                                              74,762,835            0.4
Hong Kong                                           64,520,569            0.4
Denmark                                             53,889,941            0.3
Bermuda                                             48,252,264            0.3
Singapore                                           39,067,645            0.2
Argentina                                           16,018,831            0.1
                                              ----------------------------------
Total                                         $ 17,189,016,885          100.0 %
                                              ==================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is


                           7 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                       ACQUISITION                   VALUATION AS OF     UNREALIZED
SECURITY                     DATES          COST   DECEMBER 31, 2006   DEPRECIATION
------------------------------------------------------------------------------------
Swiss Medical SA   5/19/94-7/10/02   $30,390,000         $16,018,831    $14,371,169


                           8 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Fund had on loan securities valued at $62,407,108, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $65,660,000 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  11,482,568,892
Federal tax cost of other investments                16,528,530
                                              ------------------
Total federal tax cost                        $  11,499,097,422
                                              ==================

Gross unrealized appreciation                 $   5,897,165,190
Gross unrealized depreciation                      (190,505,389)
                                              ------------------
Net unrealized appreciation                   $   5,706,659,801
                                              ==================


                           9 | OPPENHEIMER GLOBAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007